Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, vested and issued (in dollars per share)		$ 20.50
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)		5,239,678	5,319,370
Shares vested and issued (in shares)		(369,266)	0
Shares forfeited (in shares)		(132,629)	(79,692)
Share grants outstanding, ending (in shares)		4,737,783	5,239,678	5,319,370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, outstanding, beginning (in dollars per share)		$ 20.50	$ 20.50
Weighted-average price, vested and issued (in dollars per share)		0.00	20.50
Weighted-average price, forfeited (in dollars per share)		20.50	20.50
Weighted-average price, outstanding, ending (in dollars per share)		$ 20.50	$ 20.50	$ 20.50
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares vested and issued (in shares)	(369,266)			(3,952,212)